Business combinations - PRA Health Sciences, Inc. Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Amortization of financing costs and debt discount	$ 5,980	$ 23,533	$ 16,402
PRA Health Sciences, Inc
Business Combination [Line Items]
Amortization of financing costs and debt discount	$ 6,000	$ 23,500	$ 16,400